CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock [Member]	Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total RPM International Inc Equity [Member]	Noncontrolling Interests [Member]	Total Comprehensive Income (Loss) [Member]	EITF 064 [Member]	EITF 064 [Member] Retained Earnings [Member]	EITF 064 [Member] Total RPM International Inc Equity [Member]	Restatement Adjustment [Member]	Restatement Adjustment [Member] Common Stock [Member]	Restatement Adjustment [Member] Paid-In Capital [Member]	Restatement Adjustment [Member] Treasury Stock [Member]	Restatement Adjustment [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Restatement Adjustment [Member] Retained Earnings [Member]	Restatement Adjustment [Member] Total RPM International Inc Equity [Member]	Restatement Adjustment [Member] Noncontrolling Interests [Member]	Restatement Adjustment [Member] Total Comprehensive Income (Loss) [Member]
Balance At at May. 31, 2008	$ 1,136,556	$ 1,222	$ 627,915	$ (6,057)	$ 101,162	$ 412,314	$ 1,136,556	$ 0	$ 0	$ (2,139)	$ (2,139)	$ (2,139)	$ 1,134,417	$ 1,222	$ 627,915	$ (6,057)	$ 101,162	$ 410,175	$ 1,134,417	$ 0	$ 0
Beginning Balance, Shares Outstanding at May. 31, 2008		122,189												122,189
Net Income	119,616					119,616	119,616		119,616
Translation gain and other	(132,719)				(132,719)		(132,719)		(132,719)
Dividends paid	(101,836)					(101,836)	(101,836)
Issuance of stock for convertible bond redemption, including deferred tax benefit of $7,174	157,786	80	157,706				157,786
Issuance of stock for convertible bond redemption, shares		8,030
Shares repurchased	(43,369)	(24)		(43,345)			(43,369)
Shares repurchased, shares		(2,355)
Stock option exercises, net	2,961	2	3,041	(82)			2,961
Stock Options exercised, net, Shares		254
Stock based compensation expense	2,743		2,743				2,743
Restricted stock awards, net	4,072	5	5,036	(969)			4,072
Restricted stock awards, net, shares		383
Balance At at May. 31, 2009	1,143,671	1,285	796,441	(50,453)	(31,557)	427,955	1,143,671	0	(13,103)
Ending Balance, Shares Outstanding at May. 31, 2009		128,501
Net Income	181,127					180,037	180,037	1,090	181,127
Translation gain and other	(83,454)				(83,454)		(83,454)		(83,454)
Dividends paid	(105,430)					(105,430)	(105,430)
Stock option exercises, net	12,351	10	12,341				12,351
Stock Options exercised, net, Shares		981
Stock based compensation expense	3,852		3,852				3,852
Restricted stock awards, net	6,211	4	(3,560)	9,767			6,211
Restricted stock awards, net, shares		436
Deconsolidation of SPHC	2,913		(84,985)		7,220		(77,765)	80,678
Balance At at May. 31, 2010	1,161,241	1,299	724,089	(40,686)	(107,791)	502,562	1,079,473	81,768	97,673
Ending Balance, Shares Outstanding at May. 31, 2010		129,918
Net Income	203,168					189,058	189,058	14,110	203,168
Translation gain and other	128,957				113,864		113,864	15,093	128,957
Dividends paid	(108,585)					(108,585)	(108,585)
Other noncontrolling interest activity	0		(13,233)				(13,233)	13,233
Shares repurchased	(17,948)	(10)	10	(17,948)			(17,948)
Shares repurchased, shares		(1,036)
Stock option exercises, net	9,898	8	10,397	(507)			9,898
Stock Options exercised, net, Shares		784
Stock based compensation expense	3,855		3,855				3,855
Restricted stock awards, net	6,782	9	10,127	(3,354)			6,782
Restricted stock awards, net, shares		914
Balance At at May. 31, 2011	$ 1,387,368	$ 1,306	$ 735,245	$ (62,495)	$ 6,073	$ 583,035	$ 1,263,164	$ 124,204	$ 332,125
Ending Balance, Shares Outstanding at May. 31, 2011		130,580